Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2015
Segment Reporting [Abstract]
Income and assets by segment

	Year Ended April 30,
	2015	2014	2013
Net sales:
U.S. Retail Coffee	$2,076.1	$2,161.7	$2,306.5
U.S. Retail Consumer Foods	2,104.8	2,172.6	2,214.8
U.S. Retail Pet Foods	239.1	—	—
International, Foodservice, and Natural Foods	1,272.7	1,276.3	1,376.4

Total net sales	$5,692.7	$5,610.6	$5,897.7

Segment profit (loss):
U.S. Retail Coffee	$549.2	$639.8	$603.8
U.S. Retail Consumer Foods	432.9	393.0	413.9
U.S. Retail Pet Foods	(15.3)	—	—
International, Foodservice, and Natural Foods	166.7	167.8	196.7

Total segment profit	$1,133.5	$1,200.6	$1,214.4

Interest expense - net	(79.9)	(79.4)	(93.4)
Other debt costs	(173.3)	—	—
Unallocated derivative (losses) gains	(24.5)	5.3	6.6
Cost of products sold - special project costs	(6.2)	(9.4)	(11.5)
Other special project costs	(56.6)	(25.6)	(49.5)
Corporate administrative expenses	(274.2)	(251.9)	(249.6)
Other income - net	4.2	10.1	0.3

Income before income taxes	$523.0	$849.7	$817.3

Assets:
U.S. Retail Coffee	$4,854.0	$4,885.6	$4,882.4
U.S. Retail Consumer Foods	2,846.0	2,684.1	2,618.2
U.S. Retail Pet Foods	7,611.8	—	—
International, Foodservice, and Natural Foods	1,327.2	1,248.9	1,201.3
Unallocated (A)	243.6	241.6	322.2

Total assets	$16,882.6	$9,060.2	$9,024.1

Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102.7	$99.9	$100.7
U.S. Retail Consumer Foods	54.1	52.9	47.1
U.S. Retail Pet Foods	14.3	—	—
International, Foodservice, and Natural Foods	66.0	67.4	63.7
Unallocated (B)	31.3	36.2	39.4

Total depreciation, amortization, and impairment charges	$268.4	$256.4	$250.9

Additions to property, plant, and equipment:
U.S. Retail Coffee	$56.7	$50.7	$46.5
U.S. Retail Consumer Foods	113.2	138.8	85.1
U.S. Retail Pet Foods	19.4	—	—
International, Foodservice, and Natural Foods	58.4	90.0	74.9

Total additions to property, plant, and equipment	$247.7	$279.5	$206.5

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

Segmental information related to net sales and assets by geographic location

	Year Ended April 30,
	2015	2014	2013
Net sales:
United States	$5,188.5	$5,092.0	$5,355.9
International:
Canada	$413.8	$437.2	$459.5
All other international	90.4	81.4	82.3

Total international	$504.2	$518.6	$541.8

Total net sales	$5,692.7	$5,610.6	$5,897.7

Assets:
United States	$16,407.0	$8,638.6	$8,577.7
International:
Canada	$362.1	$257.7	$396.3
All other international	113.5	163.9	50.1

Total international	$475.6	$421.6	$446.4

Total assets	$16,882.6	$9,060.2	$9,024.1

Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,815.0	$1,343.2	$1,227.0
International:
Canada	$14.3	$16.5	$20.6
All other international	40.9	38.9	39.0

Total international	$55.2	$55.4	$59.6

Total long-lived assets (excluding goodwill and other intangible assets)	$1,870.2	$1,398.6	$1,286.6

Product sales information

	Year Ended April 30,
	2015	2014	2013
Coffee	44%	46%	48%
Peanut butter	13	13	13
Fruit spreads	6	6	6
Shortening and oils	6	6	6
Baking mixes and frostings	5	6	6
Canned milk	4	5	4
Flour and baking ingredients	4	4	4
Juices and beverages	3	3	3
Frozen handheld	3	3	3
Pet food	3	—	—
Portion control	2	2	2
Toppings and syrups	1	2	2
Pet snacks	1	—	—
Other	5	4	3

Total product sales	100%	100%	100%